Intangible Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization for the year ended December 31, 2011	$ (7,534)	$ 5,557	$ 9,462
Amortization for the year ended December 31, 2011	274,281	192,891	196,309
Trade Names [Member]
Amount acquired	9,145
Amortization as of December 31, 2010		2,678
Amortization for the year ended December 31, 2011	877
2012	877
2013	877
2014	877
2015	877
2016 and thereafter	2,082
Software
Amount acquired	5,888
Amortization as of December 31, 2010		1,849
Amortization for the year ended December 31, 2011	567
2012	565
2013	565
2014	565
2015	565
2016 and thereafter	1,212
Total Intangible Assets [Member]
Amount acquired	15,033
Amortization as of December 31, 2010		4,527
Amortization for the year ended December 31, 2011	1,444
2012	1,442
2013	1,442
2014	1,442
2015	1,442
2016 and thereafter	3,294
Fair Value Of Above Market Acquired Time Charters/ Drilling Contracts
Amount acquired	62,373
Amortization as of December 31, 2010		13,883
Amortization for the year ended December 31, 2011	8,388
2012	17,012
2013	11,928
2014	7,957
2015	1,299
2016 and thereafter	1,906
Fair Value Of Below Market Acquired Time Charters/Drilling Contracts
Amount acquired	65,844
Amortization as of December 31, 2010		64,990
Amortization for the year ended December 31, 2011	854
2012	0
2013	0
2014	0
2015	0
2016 and thereafter	$ 0